Financial assets and liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ (1,318)	$ (672)	$ (7,307)	$ (601)
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance			23,284	$ 25,409	$ 25,409
Amount used during the period					(1,212)
Remeasurement			(7,307)		(913)
Reclassification during the period			2,686
Closing balance	$ 18,663		$ 18,663		$ 23,284